Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount				Fair value

December 31, 2021	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$775	$-	$775	$-	$775	$-	$775

	$-	$775	$-	$775

Financial assets not measured at fair value

Cash	$25,000	$-	$-	$25,000	25,000	-	-	25,000

Restricted cash	25,144	-	-	25,144	25, 144	-	-	25, 144

Amounts receivable	877	-	-	877	877	-	-	877

	$51,021	$-	$-	$51,021

Finacial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$36,893	$36,893	36,893	-	-	36,893

Secured notes payable	-	-	375,517	375,517	357,607	-	-	357,607

	$-	$-	$412,410	$412,410

	Carrying amount				Fair value

December 31, 2020	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$185	$-	$185	$-	$185	$-	$185

	$-	$185	$-	$185

Financial assets not measured at fair value

Cash	$35,152	$-	$-	$35,152	35,152	-	-	35,152

Restricted cash	15,019	-	-	15,019	15,019	-	-	15,019

Amounts receivable	797	-	-	797	797	-	-	797

	$50,968	$-	$-	$50,968

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$41,010	$41,010	41,010	-	-	41,010

Dunebridge revolving credit facility	-	-	31,813	31,813	-	31,813	-	31,813

Secured notes payable	-	-	374,706	374,706	329,632	-	-	329,632

	$-	$-	$447,529	$447,529

Disclosure of detailed information about financial liabilities and capital commitments including contractual obligations
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Gahcho Kué Diamond Mine commitments	$4,391	$-	$-	$-	$4,391
Gahcho Kué Diamond Mine decommissioning fund	10,000	20,000	-	-	30,000
Notes payable - Principal	379,034	-	-	-	379,034
Notes payable - Interest	30,323	-	-	-	30,323
	$423,748	$20,000	$-	$-	$443,748

Disclosure of detailed information about net assets (liabilities)
As at December 31, 2021 and 2020, the Company had cash, derivative assets, accounts payable and accrued liabilities, the Dunebridge revolving credit facility and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,

	2021	2020

Cash	$11,968	$33,703

Derivative assets	731	-

Accounts payable and accrued liabilities	(1,949)	(2,538)

Dunebridge revolving credit facility	-	(31,813)

Secured notes payable	(379,034)	(381,674)

Total	$(368,284)	$(382,322)